                              SEI TAX EXEMPT TRUST
                        INSTITUTIONAL TAX FREE PORTFOLIO

                     SUPPLEMENT DATED JULY 13, 1998, TO THE
                CLASS A & B PROSPECTUS DATED DECEMBER 31, 1997.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Under the heading "Purchase and Redemption of Shares" on page 9 of the prospectus, paragraphs 4 and 5 are deleted and replaced with the following:

    The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investment will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 3:00 p.m., Eastern time, on each Business Day.

    Shareholders who desire to redeem shares of the Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 1:30 p.m., Eastern time, on any Business Day. Otherwise, the redemption order will be effective on the next Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent, and effectiveness, of the redemption order. For redemption orders received before 1:30 p.m., Eastern time, on any Business Day, payment will be made the same day by transfer of federal funds. Otherwise, the redemption order will be effective on the next Business Day.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CMS-A-004-01

                              SEI TAX EXEMPT TRUST
                        INSTITUTIONAL TAX FREE PORTFOLIO

                     SUPPLEMENT DATED JULY 13, 1998, TO THE
                  CLASS C PROSPECTUS DATED DECEMBER 31, 1997.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Under the heading "Purchase and Redemption of Shares" on page 8 and 9 of the prospectus, paragraphs 5 and 6 are deleted and replaced with the following:

    The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investment will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 3:00 p.m., Eastern time, on each Business Day.

    Shareholders who desire to redeem shares of the Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 1:30 p.m., Eastern time, on any Business Day. Otherwise, the redemption order will be effective the next Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent, and effectiveness, of the redemption order. For redemption orders received before 1:30 p.m., Eastern time, on any Business Day, payment will be made the same day by transfer of federal funds. Otherwise, the redemption order will be effective on the next Business Day.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CMS-A-025-01

                              SEI TAX EXEMPT TRUST
                               TAX FREE PORTFOLIO

                     SUPPLEMENT DATED JULY 13, 1998, TO THE
                      PROSPECTUS DATED DECEMBER 31, 1997.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Under the heading "Purchase and Redemption of Shares" on page 8 and 9 of the prospectus, paragraphs 4 and 5 are deleted and replaced with the following:

    The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investment will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 3:00 p.m., Eastern time, on each Business Day.

    Shareholders who desire to redeem shares of the Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 1:30 p.m., Eastern time, on any Business Day. Otherwise, the redemption order will be effective on the next Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent, and effectiveness, of the redemption order. For redemption orders received before 1:30 p.m., Eastern time, on any Business Day, payment will be made the same day by transfer of federal funds. Otherwise, the redemption order will be effective on the next Business Day.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CMS-A-003-01